Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loan [Abstract]
Loan

9. Loan

2021 Loan

Effective March 22, 2021 the Company received a loan of up to $2.9 million (SEK 25 million), net of a 3% loan origination fee of $87 (SEK 750 thousand), bearing interest at 3% per month, and due on June 23, 2021. In exchange for the loan, the Company committed to complete a rights offering and issue common shares.

The rights offering was completed before June 23, 2021 as described in these financial statements. As of June 23, 2021, the loan balance of $2,817 and interest of $284 were paid to the lender.

2019 Loan

Effective September 24, 2019 the Company received a loan of $512 bearing interest at 3% per month and due on November 30, 2019. The lender agreed to extend the due date of the loan with no penalty and the balance of the loan, including interest of $62 was paid as of January 7, 2020. The loan agreement included the Company’s commitment to carry out a common share subscription which was cancelled upon repayment of the loan on January 7, 2020.

12. Loan

Effective September 24, 2019 the Company received a loan of $512 bearing interest at 3% per month and due on November 30, 2019. The lender agreed to extend the due date of the loan with no penalty and the balance of the loan, including interest of $62 was paid as of January 7, 2020. The loan agreement included the Company’s commitment to complete a rights offering and issue common shares which was completed in 2019.